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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                                REGISTRATION NO.
                                    811-07696

                       IOWA PUBLIC AGENCY INVESTMENT TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                         c/o Investors Management Group
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Elizabeth Grob, Esq.
                              Ahlers & Cooney, P.C.
               100 Court Avenue, Suite 600, Des Moines, Iowa 50309
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                        COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger, Esq.                  JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST       DONALD F. BURT, ESQ.
1415 28th STREET, SUITE 200               CLINE, WILLIAMS, WRIGHT, JOHNSON &
WEST DES MOINES, IOWA 50266                 OLDFATHER
                                          1900 U.S. BANK BUILDING,
                                          233 S. 13TH STREET
                                          LINCOLN, NEBRASKA 68508

           REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END:   06/30/2005
DATE OF REPORTING PERIOD:  03/31/2006

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS

  Portfolio Holdings - Direct Government Obligation




 Qty or Principal        Security            Rate       Due     Amortized Cost
 ----------------        --------            ----       ---     --------------
 GOVT & AGENCY SEC
 Other Govt Related
        500,000 PEFCO                      7.650%    05/15/06          501,947
                742651CQ3
        500,000 Other Govt Related                                     501,947
                                                                       -------

 U.S. Treasury Bills
        500,000 U.S. Treasury Bill         0.000%    04/06/06          499,729
                912795WW7
        500,000 U.S. Treasury Bill         0.000%    04/20/06          498,925
                912795WY3
        250,000 U.S. Treasury Bill         0.000%    05/18/06          248,654
                912795XC0
        500,000 U.S. Treasury Bill         0.000%    06/08/06          495,793
                912795XF3
        450,000 U.S. Treasury Bill         0.000%    06/15/06          445,935
                912795XG1
        500,000 U.S. Treasury Bill         0.000%    08/17/06          491,270
                0.000% Due 08/17/06
                912795XR7
      2,700,000 US Treas Bills                                       2,680,305
                                                                     ---------

 US Treas Securities
        450,000 U.S. Treasury Note         2.250%    04/30/06          449,409
                912828CF5
        500,000 U.S. Treasury Note         2.500%    05/31/06          498,266
                912828CK4
        250,000 U.S. Treasury Note         2.750%    06/30/06          249,043
                912828CM0
        300,000 U.S. Treasury Note         7.000%    07/15/06          301,962
                912827Y55
        500,000 U.S. Treasury Note         2.375%    08/15/06          495,625
                912828BF6
        600,000 U.S. Treasury Note         2.375%    08/31/06          595,126
                912828CU2
        500,000 U.S. Treasury Note         2.500%    09/30/06          494,794
                912828CW8
      3,100,000 Total U.S. Treas Securities                          3,084,225

      6,300,000 TOTAL GOVT & AGENCY SEC                              6,266,477
                                                                     ---------

 REPURCHASE AGREEMENT
      6,446,000 Bear Stns DGO Repo         4.35%     04/03/06        6,446,000

      7,000,000 UBS DGO Repo               4.48%     04/03/06        7,000,000
     13,446,000 Repurchase Agreement                                13,446,000

     13,446,000 TOTAL REPURCHASE AGREEMENT                          13,446,000
                                                                    ----------
     19,746,000 TOTAL PORTFOLIO                                     19,712,477
                                                                    ==========

 Portfolio Holdings-Diversified


                     Description/
 Qty or Principal    Security ID             Rate      Due        Amortized Cost
 ----------------    -----------             ----      ---        --------------
 Government and Agencies
 FHLB
           1,005,000 FHLB                    2.250%    05/15/06        1,002,258
                     3133MYCH8
           1,000,000 FHLB                    2.220%    05/18/06          997,037
                     3133X04P1
           2,000,000 FHLB                    2.125%    07/07/06        1,986,256
                     31339XW34
             500,000 FHLB Step Cpn           3.020%    07/21/06          497,863
                     31339YJB9
           4,000,000 FHLB                    2.875%    08/15/06        3,968,334
                     3133X85Z1
           1,220,000 FHLB                    2.500%    09/28/06        1,207,429
                     3133MX6E4
           3,000,000 FHLB                    2.615%    02/07/07        2,936,484
                     31339YQ54
          12,725,000 FHLB                                             12,595,660
                                                                      ----------

 FHLMC
           3,000,000 FHLMC DN                0.000%    04/10/06        2,997,027
                     313397VJ7
           1,000,000 FHLMC                   2.260%    06/09/06          995,644
                     3128X1FU6
           1,000,000 FHLMC                   2.000%    06/30/06          993,600
                     3128X1LW5
           3,000,000 FHLMC                   5.500%    07/15/06        3,005,768
                     3134A4GK4
           3,000,000 FHLMC                   3.875%    09/15/06        2,984,411
                     3128X36U2
             940,000 FHLMC                   2.750%    10/15/06          930,942
                     3134A4UV4
          11,940,000 FHLMC                                            11,907,391
                                                                      ----------

 FNMA
           3,000,000 FNMA                    2.150%    04/13/06        2,998,080
                     31359MUX9
           4,244,000 FNMA                    2.125%    04/15/06        4,240,519
                     31359MQZ9
           3,022,000 FNMA                    2.250%    05/15/06        3,013,829
                     31359MRL9
           5,000,000 FNMA                    5.250%    06/15/06        5,007,429
                     31359MJX2
           2,000,000 FNMA                    2.125%    06/15/06        1,989,941
                     3136F5ED9
           2,000,000 FNMA                    2.500%    06/15/06        1,991,488
                     31359MVA8
           1,000,000 FNMA                    1.750%    06/16/06          994,158
                     31359MSE4

           4,000,000 FNMA                    3.300%    07/14/06        3,985,737
                     3136F5Z87
             520,000 FNMA                    3.125%    07/15/06          517,827
                     31359MVP5
           3,000,000 FNMA DN                 0.000%    08/09/06        2,949,354
                     313589B36
           2,235,000 FNMA                    2.750%    08/11/06        2,222,854
                     31359MSV6
           4,000,000 FNMA DN                 0.000%    08/23/06        3,922,720
                     313589C92
           2,150,000 FNMA                    2.625%    01/19/07        2,107,847
                     31359MTX1
          36,171,000 FNMA                                             35,941,782

          60,836,000 TOTAL GOVT & AGENCY SEC                          60,444,834
                                                                      ----------

 Repurchase Agreement
          54,000,000 SNW IPAIT Repo          4.78%     04/03/06       54,000,000
          50,649,000 JP Morgan IPAIT Repo    4.74%     04/03/06       50,649,000
          53,000,000 UBS IPAIT Repo          4.75%     04/03/06       53,000,000
         157,649,000 Repurchase Agreement                            157,649,000

         157,649,000 TOTAL REPURCHASE AGREEMENT                      157,649,000
                                                                     -----------

 Short-Term Invest
 Cert of Deposit
           1,000,000 Union St-Monona         4.640%    04/03/06        1,000,000
                     CD9969287
           2,000,000 Peoples St-Elkader      4.640%    04/03/06        2,000,000
                     CD9969311
             250,000 Ft Madison Bank & Tr    4.650%    04/17/06          250,000
                     CD9970921
             500,000 Ft Madison Bank & Tr    4.500%    04/17/06          500,000
             250,000 Ft Madison Bank & Tr    4.500%    04/17/06          250,000
             200,000 Maxwell State Bank      3.800%    04/24/06          200,000
           1,000,000 Premier Bank-Dubuque    4.250%    05/01/06        1,000,000
             250,000 Citizens Bk-Sac City    4.840%    05/11/06          250,000
                     CD9969907
             500,000 American State Bk-SC    5.050%    05/23/06          500,000
                     CD9970699
             500,000 American State Bk-SC    5.050%    05/30/06          500,000
                     CD9970848
             500,000 Farmers St-Hawarden     4.920%    06/01/06          500,000
                     CD9970293
             500,000 American State Bk-SC    5.060%    06/22/06          500,000
                     CD9970681
           1,000,000 Union St-Monona         5.060%    06/26/06        1,000,000
                     CD9970814
             500,000 American State Bk-SC    5.060%    06/26/06          500,000
                     CD9970822

             800,000 Exchange Bank-Collin    4.200%    07/06/06          800,000
           1,000,000 Premier Bank-Dubuque    4.100%    07/10/06        1,000,000
             500,000 Ft Madison Bank & Tr    4.640%    07/24/06          500,000
             500,000 Ft Madison Bank & Tr    4.670%    07/24/06          500,000
             300,000 Farmers St-Hawarden     4.350%    07/25/06          300,000
             900,000 First St-Ida Grove      5.090%    08/23/06          900,000
                     CD9970178
           1,000,000 St Ansgar State Bank    5.140%    09/05/06        1,000,000
                     5.140% 09/05/06
                     CD9970392
           1,500,000 Union St-Winterset      4.260%    09/07/06        1,500,000
           1,000,000 Community St-Ankeny     4.850%    09/26/06        1,000,000
                     CD9969253
             250,000 Citizens Bk-Sac City    4.610%    10/02/06          250,000
             500,000 First American-Ames     5.290%    12/08/06          500,000
                     CD9970509
           2,000,000 Community St-Ankeny     4.870%    12/29/06        2,000,000
                     CD9969246
          19,200,000 Cert of Deposit                                  19,200,000

          19,200,000 TOTAL SHORT-TERM INVEST                          19,200,000
                                                                     -----------
         237,685,000 TOTAL PORTFOLIO                                 237,293,834
                                                                     ===========

ITEM 2.  CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF MAY 4, 2006, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S LAST FISCAL QUARTER THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.
(A) CERTIFICATIONS FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBIT A.




SIGNATURES


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


IOWA PUBLIC AGENCY INVESTMENT TRUST


By /s/ Tom Hanafan
   ---------------------------
Tom Hanafan, Chair and Trustee


Date: May 4, 2006


Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature and Title


/s/ Jeff Lorenzen
---------------------------------------------------
Jeff Lorenzen, Chief Executive Officer, May 4, 2006


/s/ Amy Mitchell
--------------------------------------------------
Amy Mitchell, Chief Financial Officer, May 4, 2006